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NEWS RELEASE                                        [U.S. GLOBAL INVESTORS LOGO]

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For additional information:
         Frank Holmes                       Stephanie Linkous
         Chairman and CEO                   V.P. Communications
         (210) 308-1234                     (210) 308-1214
                                            srl@portfolio.usfunds.com

Symbol: GROW
For Immediate Release:

               U.S. GLOBAL INVESTORS FUNDS REACHING FOR THE STARS

San Antonio, Texas-April 28, 1997. U.S. Global Investors, Inc. (U.S. Global) today announces latest four and five star ratings by Morningstar of several of its unique funds. Over the past year, U.S. Global Investors has been encouraging performance-driven competition from its portfolio management team by instituting new internal investment criteria. The success of a managers fund is gauged by three of the most well-known national financial ratings service including Lipper, Micropal and Morningstar. The following graph shows our latest Morningstar results as of March 31, 1997.

STOCK FUNDS                                 1 YEAR
U.S. All American Equity Fund               *****
China Region Opportunity Fund               *****
U.S. Real Estate Fund                       *****
U.S. Global Resources Fund                  ****
MegaTrends Fund                             ****

BOND FUNDS                                  1 YEAR   3 YEARS   5 YEARS
U.S. Near-Term Tax Free Fund                *****    *****     ****
U.S. Tax Free Funds                         *****    ****      ****

Frank Holmes, Chairman of U.S. Global, stated, "In addition to our gold expertise, these latest rankings demonstrate the diversification that we have been grooming over the past few years. I am pleased to see that our specialists are continually breaking their own internal records of consistent superior performance. As our investors reap the rewards, so do the skilled professionals who earn the high rankings."

Similarly, ranked number one in its investment category by Lipper Analytical Services, Inc. for the five-year period ended March 31, 1997, the U.S. Government Securities Savings Fund continues to grow to new highs. For investors who are looking for a consistently high yielding money market fund to "park" their money during volatile markets, the U.S. Government Securities Savings Fund is a good alternative to cash.

U.S. Global Investors, Inc. is a public company based in San Antonio, Texas. U.S. Global and its subsidiaries manage and/or administer approximately $1.5 billion in mutual fund and trust assets. The company's stock is traded on the NASDAQ Stock Market. Additional information on the company can be obtained from the Web site (http:\\www.us-global.com).


For more information, including charges and expenses, call 1-800-US-FUNDS or visit us on the Web at www.usfunds.com. Please read the prospectus carefully before investing, it details the special risks, including political, current and economic risks, of investing in emerging markets. U.S. stands for United Services. Past performance is no guarantee of future results. Investment returns and principal may fluctuate so that you may have a gain or loss when you sell shares.

Lipper Analytical Services ranked the U.S. Government Securities Savings Fund #5 and #1 for the one- and five-year periods ended 3/31/97 out of 115 and 79 government money market funds, respectively.

Morningstar is a nationally recognized fund rating service which awards rankings that reflect historical risk-adjusted performance. It awards five stars to funds in the top 10% of their category, four stars to funds in the next 22.5%, three stars to the next 35%, two stars to the next 22.5% and one star to funds in the bottom 10%. A summary of rankings follows for the funds noted on the reverse.

                                            1 YR     # FUNDS  3 YRS  # FUNDS   5 YRS  # FUNDS  10 YRS  # FUNDS

U.S. All American Equity Fund               5*       3048     4*     1919      3*     1076     1*      601
China Region Opportunity Fund               5*       939      2*     478       --     --       --      --
U.S. Real Estate Fund                       5*       3048     3*     1919      1*     1076     --      --
U.S. Global Resources Fund                  4*       3048     2*     1919      2*     1076     1*      601
MegaTrends Fund                             4*       3048     3*     1919      3*     1076     --      --
United Services Near-Term Tax Free Fund     5*       1751     5*     1237      4*     601      --      --
U.S. Tax Free Fund                          5*       1751     4*     1237      4*     601      3*      267



                                                             7900 Callaghan Road
                                                  ..............................
                                                                   Mail Address:
                                                                 P.O. Box 781234
                                                              San Antonio, Texas
                                                                      78278-1234
                                                  ..............................
                                                                Tel 210-308-1234
                                                  ..............................
                                                                  1-800-US-FUNDS
                                                  ..............................
                                                                Fax 210-308-1227
                                                  ..............................
                                                         email shsvc@usfunds.com


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